Consolidated Statements of Profit (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Retail finance	$ 1,342		$ 1,291		$ 1,320
Operating lease	860		870		885
Wholesale finance	335		299		205
Other, net	156		185		142
Total revenues	2,693		2,645		2,552
Expenses:
Interest	801		827		917
Depreciation on equipment leased to others	688		690		690
General, operating and administrative	416		405		351
Provision for credit losses	161		176		213
Other	29		34		54
Total expenses	2,095		2,132		2,225
Other income (expense)	(7)		(9)		2
Profit before income taxes	591		504		329
Provision for income taxes	148		111		40
Profit of consolidated companies	443		393		289
Less: Profit attributable to noncontrolling interests	11		15		11
Profit	$ 432	[1]	$ 378	[1]	$ 278	[1]

[1]	Profit attributable to Caterpillar Financial Services Corporation.